Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Variable Interest Entities [Line Items]
Total current assets	$ 4,413,887	$ 4,473,959
Total assets	6,392,458	6,034,666	$ 10,151,053
Total current liabilities	2,250,978	1,710,114
Total liabilities	2,577,670	2,241,142
Net revenues	2,997,760	3,105,246	4,276,539
Net income/(loss)	177,341	(1,187,721)	334,414
Net cash provided by operating activities	971,008	(1,280,453)	1,130,085
Net cash used in investing activities	(37,411)	1,168,532	(2,177,639)
Net cash used in financing activities	(246,867)	(230,858)	1,654,084
Variable interest entities (VIEs) [Member]
Variable Interest Entities [Line Items]
Total current assets	2,366,136	1,909,663
Total non-current assets	1,218,363	1,221,847
Total assets	3,584,499	3,131,510
Total current liabilities	2,145,624	1,676,989
Total non-current liabilities	309,269	461,891
Total liabilities	2,454,893	2,138,880
Net revenues	2,982,945	3,093,340	4,270,169
Net income/(loss)	593,183	(1,116,151)	663,099
Net cash provided by operating activities	652,523	(1,517,697)	1,046,695
Net cash used in investing activities	294,911	1,174,720	(789,120)
Net cash used in financing activities	$ (19,353)	$ 155,451	$ (16,658)